Loans Payable — Financial Institution (Details) - Schedule of Maturities of Loans payable - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Maturities of Loans payable [Line Items]
Carrying amount	$ 59,446	$ 69,104
Within 1 year	11,323	7,719
2025	11,323	11,692
2026	11,323	11,692
2027	11,323	11,692
2028	11,323	11,692
Thereafter	2,831	14,617
Japan Finance Corporation [Member]
Schedule of Maturities of Loans payable [Line Items]
Carrying amount	59,446	69,104
Within 1 year	11,323	7,719
2025	11,323	11,692
2026	11,323	11,692
2027	11,323	11,692
2028	11,323	11,692
Thereafter	$ 2,831	$ 14,617